Investment Held in Trust Account (Tables)	6 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
	Carrying Value as of December 31, 2020	Gross Unrealized Losses	Fair Value as of December 31, 2020
Mutual Funds	$29,851	$—	$29,851
U.S. Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851